Leases (Tables)	12 Months Ended
Sep. 30, 2023
Leases [Abstract]
Schedule of Operating Leases	The balances for operating leases are presented as follows within the consolidated balance sheets:
	As of September 30,
	2022	2023
Right-of-use assets	$-	$46,652

Lease liabilities - current	-	41,570
Lease liabilities - non-current	-	-
Total operating lease liabilities	$-	$41,570

Weighted average remaining lease term	-	0.44
Weighted average discount rate	-	3.72%

Schedule of Future Minimum Payments	The following is a schedule of future minimum payments under the Company’s operating leases as of September 30, 2023:
Years ending September 30,	Amount
2024	$41,941
Less: imputed interest	(371)
Total	$41,570